CAPITAL AND FINANCIAL RISK MANAGEMENT - Currency risk management impact on OCI (Details) $ in Millions	Dec. 31, 2018 USD ($)
10% strengthening in U.S. dollar | Canadian dollars
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	$ (6.1)
10% strengthening in U.S. dollar | Brazilian reais
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	(18.9)
10% strengthening in U.S. dollar | Russian roubles
Capital and financial risk management
Strengthening in U.S dollar effect on OCI before taxes, gain (loss)	(4.0)
10% weakening in U.S. dollar | Canadian dollars
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	7.6
10% weakening in U.S. dollar | Brazilian reais
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	21.8
10% weakening in U.S. dollar | Russian roubles
Capital and financial risk management
Weakening in U.S dollar effect on OCI before taxes, gain (loss)	$ 3.5